OTHER LIABILITIES (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
other LiabilitiesForSharesToBeIssued		$ 1,224,970
Other liabilities obligation to related parties		$ 779,400
Related party forgave	$ 30,084